Financial Assets and Liabilities - Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange (Detail)	Dec. 31, 2021	Dec. 31, 2020
Senior notes due 2023 [member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	100.26%	101.02%
Senior notes due 2024 [member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage		104.17%
Senior notes due 2024 [member] | Cosan Limited [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage		103.22%
Senior notes due 2025[member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	103.04%	105.96%
Senior notes due 2027 [member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	103.79%	108.20%
Senior Notes Due 2028 [Member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	103.42%	108.75%
Senior Notes Due 2029[Member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	104.39%	110.05%
Senior Notes Due 2032 [Member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	94.34%
Perpetual notes [member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	102.17%	102.88%